Long-term debt, current and non-current, textual 4 (Details)										12 Months Ended
	May 20, 2021 USD ($)	May 22, 2020 USD ($)	Jun. 27, 2019 USD ($)	Mar. 14, 2019 USD ($)	Jan. 04, 2017 USD ($)	Nov. 19, 2015 USD ($)	Oct. 06, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 30, 2015 USD ($)	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis										LIBOR plus margin
Debt issuance costs										$ 8,168,000	$ 2,742,000
ABN AMRO Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt									$ 50,160,000
Debt Instrument, Number of installments | installment										24
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 994,000
Debt Instrument, Balloon Payment										$ 26,310,000
Debt Instrument, Maturity Date										Mar. 30, 2021
Debt Instrument, Description of Variable Rate Basis										LIBOR
Loan Margin Percentage										2.00%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Term loan facility
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt		$ 52,885,000
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | First Tranche [Member] | Term loan facility
Debt Instrument [Line Items]
Debt Instrument, Maturity Date										Jun. 30, 2024
Debt Instrument, Description of Variable Rate Basis										LIBOR
Loan Margin Percentage										2.25%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Second Tranche [Member] | Term loan facility
Debt Instrument [Line Items]
Debt Instrument, Maturity Date										Mar. 30, 2021
Debt Instrument, Description of Variable Rate Basis										LIBOR
Loan Margin Percentage										2.40%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt			$ 25,000,000
Debt Instrument, Number of installments | installment										20
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 800,000
Debt Instrument, Balloon Payment										$ 9,000,000
Debt Instrument, Maturity Date										Jun. 30, 2024
Debt Instrument, Description of Variable Rate Basis										LIBOR
Loan Margin Percentage										2.25%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Third Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt	$ 91,000,000
Debt Instrument, Number of installments | installment										20
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 3,390,000
Debt Instrument, Balloon Payment										$ 23,200,000
Debt Instrument, Maturity Date										May 20, 2026
Debt Instrument, Description of Variable Rate Basis										LIBOR
Loan Margin Percentage										2.15%
Debt issuance costs										$ 736,000
Maximum annual increase (decrease) to basis rate										0.10%
Danish Ship Finance A/S | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt								$ 30,000,000
Debt Instrument, Number of installments | installment										28
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 500,000
Debt Instrument, Balloon Payment										$ 16,000,000
Debt Instrument, Maturity Date										Apr. 30, 2022
Debt Instrument, Description of Variable Rate Basis										LIBOR
Loan Margin Percentage										2.15%
ING Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis										LIBOR
Loan Margin Percentage										1.65%
ING Bank N.V. [Member] | Secured Debt [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt						$ 27,950,000
Debt Instrument, Number of installments | installment										28
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 466,000
Debt Instrument, Balloon Payment										$ 14,907,000
Debt Instrument, Maturity Date										Nov. 19, 2022
ING Bank N.V. [Member] | Secured Debt [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt							$ 11,733,000
Debt Instrument, Number of installments | installment										28
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 293,000
Debt Instrument, Balloon Payment										$ 3,520,000
Debt Instrument, Maturity Date										Oct. 06, 2022
Export-Import Bank of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt					$ 57,240,000
Debt Instrument, Number of installments | installment										60
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 954,000
Debt Instrument, Maturity Date										Jan. 04, 2032
Debt Instrument, Description of Variable Rate Basis										LIBOR
Loan Margin Percentage										2.30%
DNB Bank ASA [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 19,000,000
Debt Instrument, Number of installments | installment										20
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 477,300
Debt Instrument, Balloon Payment										$ 9,454,000
Debt Instrument, Maturity Date										Mar. 14, 2024
Debt Instrument, Description of Variable Rate Basis										LIBOR
Loan Margin Percentage										2.40%